PENSION BENEFITS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Pension Benefits Details Narrative
Contributions made	$ 93,000	$ 564,358	$ 637,600
Additional contributions	186,000
Contributions expected	279,000
Expected contributions		$ 545,687
Estimated long term rate of return		7.50%	7.50%	7.50%